Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

THE INVESTMENT AND EMPLOYEE STOCK OWNERSHIP PLAN

OF AVISTA CORPORATION

E.I.N. 91-0462470 PLAN NO. 003

SCHEDULE H, LINE 4i -- SCHEDULE OF ASSETS (HELD AT END OF YEAR)

DECEMBER 31, 2025

(a)	(b)	(c)	(d)	(e)
				Current
	Identity of Issue	Description of Investment	Cost**	Value
	Common Stock:
*	Avista Corporation	Company Stock Fund		$19,092,877

	Self-Directed Securities:
*	Self-Directed Brokerage Fund	Self-Directed Brokerage Fund		17,395,322

	Mutual Funds:
	Baird Core Plus Bond Fund Instl Class	Registered Investment Company		14,139,290
	MFS Growth Fund Class R6	Registered Investment Company		44,634,607
	T. Rowe Price Inst'l Large Cap Value Fd C	Registered Investment Company		19,010,651
	T. Rowe Price QM US Sm-Cap Grwth Eqty Fd I	Registered Investment Company		4,896,185
	Transamerica International Equity R6	Registered Investment Company		6,922,085
*	Vanguard Federal Money Market Fund	Registered Investment Company		15,642,885
*	Vanguard Infla-Prot Securities	Registered Investment Company		7,443,506
*	Vanguard Institutional Index Fund	Registered Investment Company		200,479,375
*	Vanguard Target Ret 2020 Trust II	Registered Investment Company		4,708,971
*	Vanguard Target Ret 2025 Trust II	Registered Investment Company		10,547,111
*	Vanguard Target Ret 2030 Trust II	Registered Investment Company		15,707,910
*	Vanguard Target Ret 2035 Trust II	Registered Investment Company		12,369,732
*	Vanguard Target Ret 2040 Trust II	Registered Investment Company		15,477,161
*	Vanguard Target Ret 2045 Trust II	Registered Investment Company		22,906,814
*	Vanguard Target Ret 2050 Trust II	Registered Investment Company		29,462,450
*	Vanguard Target Ret 2055 Trust II	Registered Investment Company		24,697,621
*	Vanguard Target Ret 2060 Trust II	Registered Investment Company		16,911,710
*	Vanguard Target Ret 2065 Trust II	Registered Investment Company		3,854,155
*	Vanguard Target Ret 2070 Trust II	Registered Investment Company		863,002
*	Vanguard Target Ret Income Trust II	Registered Investment Company		4,670,173
*	Vanguard Target Ret Income & Growth Trust II	Registered Investment Company		296,440
*	Vanguard Intl Growth Fund Admiral Shares	Registered Investment Company		8,155,840
*	Vanguard Mid-Cap Index Fund Instl Shares	Registered Investment Company		46,390,131
*	Vanguard Sm-Cap Growth Index	Registered Investment Company		29,306,757
*	Vanguard Sm-Cap Value Index	Registered Investment Company		14,328,793
*	Vanguard Total Bd Mkt Indx Inv	Registered Investment Company		64,838,493
*	Vanguard Total Int'l Stock Idx	Registered Investment Company		82,961,262
*	Vanguard Wellington Fund Admiral Shares	Registered Investment Company		161,768,149
	Victory Sycamore Sm Co Opportunity Fd R6	Registered Investment Company		2,026,809
		Total Mutual Funds		885,418,068

	Collective Trust:
*	Vanguard Retirement Savings Trust III	Collective Trust		33,352,373

*	Participant Loans	Interest Rates 4.25% - 9.5%
		Loan Fund	—	8,209,697

				$963,468,337

* Designates party-in-interest.

** Cost omitted for participant-directed investments.